                                                                                                    Sarah Choi
                                                                          Allstate Life Insurance Company
                                                                                         Phone: 847.402.8559
                                                                              Email: sarah.choi@allstate.com

VIA EDGAR TRANSMISSION

May 2, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:    Allstate Life Insurance Company
         Allstate Financial Advisors Separate Account I (“Registrant”)
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant shown below, we hereby certify that:

1.       For each Registration Statement shown below, the form of Statement of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration
Statement or amendment, and

2.       The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

Registrant                                                             Depositor                                   1940 Act #                                Registration
      Statement

Allstate Financial                                           Allstate Life Insurance                    811-09327                          333-141909
Advisors Separate Account I                      Company

You may direct any questions regarding this filing to the undersigned at (847) 402-8559.

Very truly yours,

/s/SARAH CHOI

Sarah Choi